Receivables from Financial Services - Summary of Receivables from Financial Services (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of financial assets [line items]
Receivables from financial services		¥ 5,161,165	¥ 5,405,250
Allowance for losses on lease residual values			(29)
Unearned interest income and fees		(8,681)	(9,435)
Current assets		1,878,358	1,951,633
Non-current assets		3,282,807	3,453,617
Receivables from financial services		5,161,165	5,405,250
Retail [member]
Disclosure of financial assets [line items]
Receivables from financial services	[1]	4,440,364	4,602,848
Allowance for credit losses		(60,241)	(39,760)	¥ (36,675)	¥ (28,867)
Receivables from financial services	[1]	4,440,364	4,602,848
Finance lease [member]
Disclosure of financial assets [line items]
Allowance for credit losses		(690)	(730)	(821)	(809)
Wholesale [member]
Disclosure of financial assets [line items]
Receivables from financial services		666,992	712,214
Allowance for credit losses		(2,537)	(2,713)	¥ (1,906)	¥ (1,823)
Receivables from financial services		666,992	712,214
Gross carrying amount [member]
Disclosure of financial assets [line items]
Receivables from financial services		5,233,314	5,457,917
Receivables from financial services		5,233,314	5,457,917
Gross carrying amount [member] | Retail [member]
Disclosure of financial assets [line items]
Receivables from financial services		4,440,364	4,602,848
Receivables from financial services		4,440,364	4,602,848
Gross carrying amount [member] | Finance lease [member]
Disclosure of financial assets [line items]
Receivables from financial services		125,958	142,855
Receivables from financial services		125,958	142,855
Gross carrying amount [member] | Wholesale [member]
Disclosure of financial assets [line items]
Receivables from financial services		666,992	712,214
Receivables from financial services		666,992	712,214
Financial Services receivables [member]
Disclosure of financial assets [line items]
Allowance for credit losses		¥ (63,468)	¥ (43,203)

[1]	The tables above represent the gross amounts of retail receivables by stages of ECL model since the expected credit losses are measured collectively by our finance subsidiaries and the balances of those receivables are not directly allocated to the risk ratings.